Business Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	$ 12,795,060	$ 12,053,490	$ 11,247,477
Long-lived assets	13,747,549	11,847,580	11,023,473
Germany [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	425,507	374,883	358,060
Long-lived assets	417,805	471,537	350,194
North America [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	8,150,017	8,129,737	7,611,500
Long-lived assets	10,318,964	9,236,166	8,864,165
Remaining World [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net revenue external customers	4,219,536	3,548,870	3,277,917
Long-lived assets	$ 3,010,780	$ 2,139,877	$ 1,809,114